RESTRUCTURING, ACQUISITION AND OTHER (Tables)	12 Months Ended
Dec. 31, 2023
Restructuring, Acquisition, And Other [Abstract]
Disclosure of detailed information about restructuring, acquisition, and other costs

		Years ended December 31
(In millions of dollars)	Note	2023	2022

Restructuring and other		365	118
Shaw Transaction-related costs	3	320	192

Total restructuring, acquisition and other		685	310